Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	Ategrity Specialty Insurance Company Holdings
Entity Incorporation, State or Country Code	NV
Entity File Number	001-42695
Entity Tax Identification Number	82-4925734
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	509-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ASIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002040491
Amendment Flag	false